Prepaid expenses and other assets (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and other assets
	September 30, 2026	December 31, 2025
Prepaid insurance	$385,000	$167,500
Prepaid expenses	519,220	624,679
Trading receivables	6,471,131	8,214,295
Other assets	65,503	590,447
	$7,440,854	$9,596,921